Current investments and deposits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Current investments and deposits [Abstract]
Schedule of Current investments and deposits
	As of December 31,
	2020	2019
	NIS millions

Current investments	-	443
Deposits	429	30
	429	473